Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets
13.	Intangible Assets

Changes in intangible assets for the years ended December 31, 2017 and 2018, are as follows:

	2017
(In millions of Korean won)	Goodwill		Development costs[1]		Software		Frequency usage rights		Others		Total
Acquisition cost		492,105		1,483,205		838,532		2,531,654		1,154,993		6,500,489
Less: Accumulated amortization (including accumulated impairment loss and others)		(238,619)		(1,148,529)		(641,394)		(854,365)		(594,779)		(3,477,686)

Beginning, net	￦	253,486	￦	334,676	￦	197,138	￦	1,677,289	￦	560,214	￦	3,022,803
Acquisition and capital expenditure		—		247,863		60,475		—		78,373		386,711
Disposal and termination		—		(14,806)		(548)		—		(11,859)		(27,213)
Amortization		—		(151,718)		(73,174)		(311,146)		(99,112)		(635,150)
Impairment		(84,606)		—		(3)		—		(31,486)		(116,095)
Exclusion in scope of consolidation		—		(332)		(3,216)		—		(1,374)		(4,922)
Others		—		2,876		9,569		(1,201)		(4,674)		6,570

Ending, net	￦	168,880	￦	418,559	￦	190,241	￦	1,364,942	￦	490,081	￦	2,632,704

Acquisition cost		474,908		1,643,886		893,500		2,530,341		1,171,378		6,714,014
Less; Accumulated amortization (including accumulated impairment loss and others)		(306,028)		(1,225,327)		(703,259)		(1,165,399)		(681,297)		(4,081,310)

1	The Group’s development costs mainly consist of acquisition costs to develop a combined billing system and an information management system.

	2018
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost		474,908		1,643,886		893,500		2,530,341		1,171,378		6,714,013
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,028)		(1,225,327)		(703,259)		(1,165,399)		(681,297)		(4,081,310)

Beginning, net	￦	168,880	￦	418,559	￦	190,241	￦	1,364,942	￦	490,081	￦	2,632,703
Acquisition and capital expenditure		—		56,670		29,800		1,110,865		133,837		1,331,172
Disposal and termination		—		(3,436)		(736)		(558)		(10,687)		(15,417)
Amortization		—		(147,304)		(72,185)		(318,815)		(91,222)		(629,526)
Impairment		(518)		—		(222)		—		(12,256)		(12,996)
Inclusion in scope of consolidation		67,696		—		2,073		—		23,950		93,719
Others		—		10,621		16,973		66		(20,192)		7,468

Ending, net	￦	236,058	￦	335,110	￦	165,944	￦	2,156,500	￦	513,511	￦	3,407,123

Acquisition cost		542,074		1,680,372		947,312		3,641,231		1,253,281		8,064,270
Less; Accumulated amortization (including accumulated impairment loss and others)		(306,016)		(1,345,262)		(781,368)		(1,484,731)		(739,770)		(4,657,147)

The carrying amount of membership rights and others, excluding goodwill, with indefinite useful life not subject to amortization is ￦239,619 million (2017: ￦238,053) as at December 31, 2018.

The Group won a portion of the 3.5GHz and 28GHz bands at an auction in June 2018 under Article 11 (Assignment of Radio Frequencies for Consideration) of the Radio Waves Act. The purchase consideration for the right to use a radio frequency of the 3.5GHz and 28GHz bands are ￦968,000 million and ￦207,800 million, respectively. The group made down payments for the 3.5 GHz and 28 GHz bands in November 2018, and the remaining consideration for the 3.5 GHz and 28GHz bands will be paid in installments annually for 10 years and 5 years, respectively.

Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As at December 31, 2018, goodwill allocated to each cash-generation unit is as follows:

(In millions of Korean won) Cash generating Unit	Amount
Marketing/Customer
Telecom Wireless business[1]	￦	65,057
Finance
BC Card Co., Ltd.[2]		41,234
Others
GENIE Music Corporation (KT Music Corporation)[3]		55,114
PlayD Co., Ltd. (N SEARCH MARKETING Corporation)[4]		42,745
KT Telecop Co., Ltd.[1]		15,418
KT MOS Bukbu Co., Ltd and others		16,490

Total	￦	236,058

1

The recoverable amounts of mobile business are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 1.34% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 7.53% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognize the impairment loss on goodwill on mobile business for the years ended December 31, 2018 and 2017.

2

The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 2.80% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 15.53% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognize the impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2018 and 2017.

3	The recoverable amount of GENIE Music Corporation (KT Music Corporation) is calculated based on value in use calculation or fair value less cost to sell.

4

The recoverable amounts of PlayD Co., Ltd. (N search Marketing Co., Ltd.) are calculated based on value-in use calculations. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate 5.44% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 10.42% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognize the impairment loss on goodwill on PlayD Co., Ltd. (N search Marketing Co., Ltd.) for the years ended December 31, 2018 and 2017.

In prior year, the recoverable amounts of Satellite TV segment are calculated based on value-in use calculations or fair value less costs to sell. These calculations use cash flow projections for the next five years based on financial budgets. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the long-term average growth rate of the industry which the cash-generate unit belongs in. The Group estimated its revenue growth rate (-0.77%) based on past performance and its expectation of future market changes. The Group determined cash flow projections based on past performance and its estimation of market growth. Specific risk of related operating segment was reflected in its 13.25% discount rate.

As a result of the impairment test, the Group recognized the impairment losses of ￦ 78,200 million on goodwill allocated to Satellite TV segment and ￦ 29,325 million on indefinite-lived intangible assets, and recognized the losses as operating expenses in the consolidated statement of profit or loss for the year ended December 31, 2017. It was resulted from intense competition between internets, IPTV, Cable TV service providers.